UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Anchorage Capital CLO Ltd., Series 2012-1A, Class B, 3.16%, 1/13/25 (a)(b)(c)	USD	1,750	$1,653,750
Carlyle Global Market Strategies, Series 2012-4A, Class D, 4.89%, 1/20/25 (a)(b)(c)		700	676,774
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.32%, 4/20/23 (a)(b)		950	894,606
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.53%, 4/17/22 (a)(b)		1,550	1,477,615
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.71%, 9/20/22 (a)(b)		1,500	1,427,250
ING Investment Management (a)(b):
Series 2012-2A, Class D, 4.99%, 10/15/22		1,550	1,495,750
Series 2012-4A, Class C, 4.73%, 10/15/23		700	674,380
LCM LP, Series 11A, Class D2, 4.27%, 4/19/22 (a)(b)		1,625	1,543,750
Marea CLO Ltd., Series 2012-1A, Class D, 5.01%, 10/16/23 (a)(b)		1,650	1,501,500
Octagon Investment Partners Ltd., Series 2012-1A, Class C, 4.31%, 1/15/24 (a)(b)(c)		950	877,800
Race Point CLO, Series 2012-6A, Class D, 4.81%, 5/24/23 (a)(b)		1,075	1,040,277
Symphony CLO Ltd. (a)(b):
Series 2012-10A, Class D, 5.61%, 7/23/23		1,500	1,503,750
Series 2012-9A, Class D, 4.58%, 4/16/22		1,625	1,548,625
West CLO Ltd., Series 2012-1A, Class C, 5.05%, 10/30/23 (a)(b)		1,385	1,339,849

Total Asset-Backed Securities – 3.2%			17,655,676

		Shares
Common Stocks (d)

Auto Components — 0.2%
Delphi Automotive Plc		24,011	816,141

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		23,849	10,971

Diversified Financial Services — 0.3%
Kcad Holdings I Ltd.	217,833,983		1,636,805

Electrical Equipment — 0.0%
Medis Technologies Ltd.		260,833	782

		Shares	Value
Common Stocks (d)

Metals & Mining — 0.0%
Euramax International		468	$91,942

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.		133,089	435,435
Ainsworth Lumber Co. Ltd. (a)		346,000	1,132,028
Western Forest Products, Inc. (a)		84,448	97,765

			1,665,228

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	8,556

Software — 0.2%
Bankruptcy Management Solutions, Inc.		536	11
HMH Holdings/EduMedia		64,670	1,293,393

			1,293,404

Total Common Stocks – 1.0%			5,523,829

		Par (000)
Corporate Bonds

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	335	341,381
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		213	238,974

			580,355

Auto Components — 0.8%
Icahn Enterprises LP:
7.75%, 1/15/16		2,300	2,397,750
8.00%, 1/15/18		2,085	2,215,312

			4,613,062

Building Products — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (a)		685	679,863

Capital Markets — 0.0%
E*Trade Financial Corp., 1.74%, 8/31/19 (a)(e)(f)		129	114,810
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (a)		80	93,683

			208,493

Chemicals — 0.4%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (a)(f)(g)		1,559	1,886,496

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Chemicals (concluded)
Hexion US Finance Corp., 6.63%, 4/15/20	USD	560	$558,600

			2,445,096

Commercial Banks — 0.0%
Glitnir Banki HF, 6.38%, 9/25/13 (a)(d)(h)		365	—

Commercial Services & Supplies — 0.3%
ARAMARK Corp., 3.81%, 2/01/15 (b)		275	274,312
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		1,231	1,299,119
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		52	53,300

			1,626,731

Communications Equipment — 0.5%
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,470	1,605,975
10.13%, 7/01/20		1,095	1,226,400

			2,832,375

Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		1,550	1,650,750

Containers & Packaging — 0.1%
OI European Group BV, 6.88%, 3/31/17	EUR	256	345,426

Diversified Financial Services — 1.6%
Ally Financial, Inc.:
7.50%, 12/31/13	USD	20	21,175
2.62%, 12/01/14 (b)		1,950	1,942,333
7.50%, 9/15/20		160	192,800
8.00%, 11/01/31		130	165,100
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	872	1,173,773
5.75%, 10/15/20 (a)	USD	4,075	4,166,687
6.88%, 2/15/21		1,305	1,406,138

			9,068,006

Diversified Telecommunication Services — 0.2%
ITC Deltacom, Inc., 10.50%, 4/01/16		810	866,700

Energy Equipment & Services — 0.1%
FTS International Services LLC/ FTS International Services, Inc., 8.13%, 11/15/18 (a)		498	512,940

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 7.75%, 4/15/18		305	284,413

Health Care Providers & Services — 0.8%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		1,566	1,648,215
HCA, Inc., 6.50%, 2/15/20		1,635	1,835,287
		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	195	$214,500
8.88%, 7/01/19		550	616,000

			4,314,002

Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (a)		3,540	4,186,050

Hotels, Restaurants & Leisure — 0.4%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		948	881,640
Travelport LLC:
5.04%, 9/01/14 (b)		1,330	937,650
9.88%, 9/01/14		295	231,575
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)(h)		120	—

			2,050,865

Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		790	841,350

Independent Power Producers & Energy Traders — 1.7%
Calpine Corp., 7.25%, 10/15/17 (a)		1,917	2,051,190
Energy Future Holdings Corp., 10.00%, 1/15/20		1,115	1,184,687
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		5,790	6,455,850

			9,691,727

Industrial Conglomerates — 0.5%
Sequa Corp., 13.50%, 12/01/15 (a)		2,958	3,075,875

IT Services — 0.2%
First Data Corp., 6.75%, 11/01/20 (a)		1,075	1,083,062

Machinery — 0.1%
UR Merger Sub Corp., 5.75%, 7/15/18 (a)		350	377,125

Media — 2.0%
AMC Networks, Inc., 7.75%, 7/15/21		455	516,425
Checkout Holding Corp., 14.28%, 11/15/15 (a)(e)		1,340	897,800
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		1,063	963,344
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		829	824,855
6.50%, 11/15/22		2,240	2,251,200
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		1,120	1,237,600

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Media (concluded)
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)	USD	4,000	$4,340,000

			11,031,224

Metals & Mining — 0.0%
RathGibson, Inc., 11.25%, 2/15/14 (d)(h)		1,390	—

Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		635	687,388

Paper & Forest Products — 0.2%
Clearwater Paper Corp., 10.63%, 6/15/16		190	208,525
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		685	717,538

			926,063

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		372	392,460

Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		730	813,950

Wireless Telecommunication Services — 2.0%
Cricket Communications, Inc., 7.75%, 5/15/16		3,375	3,569,062
Digicel Group Ltd., 8.25%, 9/01/17 (a)		835	895,538
iPCS, Inc., 2.44%, 5/01/13 (b)		2,000	1,995,000
Sprint Nextel Corp. (a):
9.00%, 11/15/18		1,530	1,885,725
7.00%, 3/01/20		2,410	2,789,575

			11,134,900

Total Corporate Bonds – 13.6%			76,320,251

Floating Rate Loan Interests (b)

Aerospace & Defense — 1.6%
DynCorp International, Term Loan B, 6.25%, 7/07/16		1,281	1,285,741
SI Organization, Inc., Term Loan B, 4.50%, 11/22/16		1,708	1,697,099
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		1,592	1,597,302
TransDigm, Inc.:
Add On Term Loan B2, 4.00%, 2/14/17		854	857,109
Term Loan B, 4.00%, 2/14/17		2,326	2,333,333
		Par (000)	Value
Floating Rate Loan Interests (b)

Aerospace & Defense (concluded)
Wesco Aircraft Hardware Corp., Term Loan B, 5.25%, 4/07/17	USD	1,342	$1,344,889

			9,115,473

Airlines — 1.1%
Delta Air Lines, Inc.:
Term Loan, 3.64%, 9/16/15		1,560	1,458,600
Term Loan B, 5.50%, 4/20/17		4,162	4,179,869
US Airways Group, Inc., Term Loan, 2.71%, 3/21/14		250	244,437

			5,882,906

Auto Components — 3.6%
Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, 7/28/17		2,871	2,854,865
Federal-Mogul Corp.:
Term Loan B, 2.15%, 12/29/14		3,790	3,517,512
Term Loan C, 2.15%, 12/28/15		1,284	1,192,133
FleetPride Corp., First Lien Term Loan, 5.25%, 11/20/19		1,575	1,572,055
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19		5,015	5,040,075
GPX International Tire Corp. (d)(h):
Term Loan, 8.37%, 3/30/12		1,097	0.00
Term Loan, 12.00%, 3/30/12 (g)		18	0.00
Schaeffler AG, Term Loan B, 4.11%, 1/27/15	EUR	2,025	2,580,943
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/02/18	USD	2,150	2,160,750
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,474	1,479,895

			20,398,228

Biotechnology — 0.5%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		2,691	2,718,395

Building Products — 1.9%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		3,708	3,733,578
CPG International, Inc., Term Loan, 5.75%, 9/18/19		3,610	3,628,050
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19		3,455	3,472,275

			10,833,903

Capital Markets — 1.7%
American Capital Holdings, Term Loan, 5.50%, 8/22/16		2,639	2,671,987
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		1,675	1,677,094

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Capital Markets (concluded)
Nuveen Investments, Inc.:
Extended First Lien Term Loan, 5.81% - 5.86%, 5/13/17	USD	1,794	$1,793,251
Extended Term Loan, 5.81% - 5.86%, 5/12/17		2,216	2,216,539
Incremental Term Loan, 7.25%, 5/13/17		440	442,200
Second Lien Term Loan, 8.25%, 2/28/19		580	588,700

			9,389,771

Chemicals — 5.2%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		4,915	4,966,608
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		2,517	2,484,688
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		1,168	1,178,369
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		2,555	2,585,353
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		1,536	1,537,302
General Chemical Corp., Term Loan, 5.00% - 5.75%, 10/06/15		1,596	1,594,516
INEOS US Finance LLC:
3-Year Term Loan, 5.50%, 5/04/15		388	394,232
6-Year Term Loan, 6.50%, 5/04/18		2,690	2,720,434
MacDermid, Inc., Tranche C Term Loan, 2.30%, 4/11/14	EUR	934	1,203,544
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	2,498	2,449,154
PolyOne Corp., Term Loan, 5.00%, 12/20/17		809	812,325
Styron Sarl LLC, Term Loan B, 8.00%, 8/02/17		1,103	1,055,977
Tronox Pigments (Netherlands) BV:
Delayed Draw Term Loan, 4.25%, 2/08/18		807	811,167
Term Loan B, 4.25%, 2/08/18		2,959	2,974,278
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,181	2,166,820

			28,934,767

Commercial Banks — 0.5%
Everest Acquisition LLC, Term Loan B1, 5.00%, 5/24/18		2,880	2,906,410

Commercial Services & Supplies — 4.8%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		2,830	2,850,816
Altegrity, Inc.:
Term Loan, 2.96%, 2/21/15		815	755,913
		Par (000)	Value
Floating Rate Loan Interests (b)

Commercial Services & Supplies (concluded)
Altegrity, Inc. (concluded):
Tranche D Term Loan, 7.75%, 2/20/15	USD	1,546	$1,544,298
ARAMARK Corp.:
Extended Synthetic LC, 3.46%, 7/26/16		32	32,266
Extended Term Loan B, 3.46%, 7/26/16		701	702,879
Extended Term Loan C, 3.46% - 3.61%, 7/26/16		400	400,551
Letter of Credit, 3.46%, 7/26/16		46	46,225
AWAS Finance Luxembourg Sarl:
Term Loan, 4.75%, 7/16/18		1,293	1,308,829
Term Loan B, 5.25%, 6/10/16		1,582	1,601,797
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		3,800	3,840,394
Garda World Security Corp., Term Loan B, 4.50%, 10/24/19		710	717,100
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		5,130	5,161,905
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		1,350	1,360,125
Protection One, Inc., Term Loan, 5.75%, 3/21/19		2,448	2,461,970
West Corp., Term Loan B6, 5.75%, 6/29/18		3,910	3,968,853

			26,753,921

Communications Equipment — 3.3%
Avaya, Inc.:
Extended Term Loan B3, 4.81%, 10/26/17		790	691,221
Term Loan B1, 3.06%, 10/24/14		3,002	2,828,224
CommScope, Inc., Term Loan, 4.25%, 1/12/18		3,100	3,113,298
Telesat Canada, Term Loan A, 4.39%, 3/24/17	CAD	2,500	2,416,067
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19	USD	9,082	9,137,730

			18,186,540

Construction & Engineering — 0.9%
BakerCorp International, Inc., Term Loan B, 5.00%, 6/01/18		1,708	1,716,917
Safway Services LLC, First Out Term Loan, 9.00%, 12/16/17		3,400	3,400,000

			5,116,917

Construction Materials — 2.0%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		10,938	11,221,309

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Consumer Finance — 2.1%
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17	USD	6,910	$6,927,275
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		4,630	4,573,282

			11,500,557

Containers & Packaging — 0.3%
Sealed Air Corp., Term Loan, 4.00%, 10/03/18		1,685	1,697,638

Diversified Consumer Services — 2.4%
Coinmach Service Corp., Term Loan B, 3.21%, 11/20/14		4,977	4,815,143
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		1,073	923,586
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		2,560	2,536,436
ServiceMaster Co.:
Non Extended Delayed Draw, 2.71%, 7/24/14		252	250,979
Non Extended Term Loan, 2.71%, 7/24/14		2,530	2,520,405
Weight Watchers International, Inc., Term Loan F, 4.00%, 3/15/19		2,621	2,633,279

			13,679,828

Diversified Financial Services — 2.1%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		2,545	2,546,069
DIP Term Loan A2, 6.75%, 11/18/13		370	371,850
Reynolds Group Holdings Inc., Dollar Term Loan, 4.75%, 9/20/18		6,205	6,248,001
Telesat LLC, Term Loan B, 4.25%, 3/28/19		783	787,148
WMG Acquisition Corp., Term Loan, 5.25%, 10/25/18		1,600	1,611,504

			11,564,572

Diversified Telecommunication Services — 4.7%
Consolidated Communications, Inc., Term Loan B3, 11/29/18		3,920	3,905,300
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17		2,765	2,811,673
Integra Telecom Holdings, Inc., Term Loan B, 9.25%, 4/15/15		3,177	3,168,933
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		2,530	2,530,000
2019 Term Loan B, 5.25%, 8/01/19		2,710	2,726,937
Term Loan, 4.75%, 8/01/19		7,830	7,869,150
		Par (000)	Value
Floating Rate Loan Interests (b)

Diversified Telecommunication Services (concluded)
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17	USD	3,108	$3,066,197

			26,078,190

Electronic Equipment, Instruments & Components — 0.8%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		2,257	2,228,815
Flextronics International Ltd., Delay Draw:
Term Loan A-2, 2.50%, 10/01/14		92	91,918
Term Loan A-3, 2.50%, 10/01/14		79	78,787
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		2,138	2,141,819

			4,541,339

Energy Equipment & Services — 2.3%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		1,683	1,736,858
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		2,249	2,340,926
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		4,183	4,200,778
Tervita Corp.:
Incremental Term Loan, 6.50%, 11/14/14		1,528	1,527,181
Term Loan B, 3.21%, 11/14/14		3,251	3,189,404

			12,995,147

Food & Staples Retailing — 1.8%
Alliance Boots Holdings Ltd., Term Loan B1, 3.49%, 7/09/15	GBP	3,250	5,049,478
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19	USD	2,120	2,130,600
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		2,723	2,678,538

			9,858,616

Food Products — 2.2%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		2,360	2,381,830
Del Monte Foods Co., Term Loan, 4.50%, 3/08/18		3,745	3,746,800
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		696	699,088
Pinnacle Foods Finance LLC:
Extended Term Loan B, 3.71%, 10/03/16		183	183,408
Term Loan E, 4.75%, 10/17/18		2,273	2,283,139

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Food Products (concluded)
Solvest Ltd. (Dole):
Term Loan B-2, 5.00% - 6.00%, 7/06/18	USD	1,113	$1,115,115
Term Loan C-2, 5.00% - 6.00%, 7/06/18		1,991	1,995,473

			12,404,853

Health Care Equipment & Supplies — 5.7%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		5,800	5,872,968
Biomet, Inc., Extended Term Loan B, 3.96%, 7/25/17		1,229	1,239,075
BSN Medical Acquisition Holding GmbH, Term Loan B, 5.00%, 7/27/19		1,680	1,683,360
DJO Finance LLC:
Extended Term Loan B2, 5.21%, 11/01/16		856	857,180
Term Loan B3, 6.25%, 9/15/17		4,582	4,598,333
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		6,509	6,571,041
Hupah Finance, Inc., Term Loan B, 5.25% - 6.25%, 1/21/19		1,557	1,570,800
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		694	695,569
Immucor, Inc., Term Loan B1, 5.75%, 8/17/18		3,599	3,633,194
Kinetic Concepts, Inc., Term Loan B1, 7.00%, 5/04/18		3,998	4,024,733
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		933	939,658

			31,685,911

Health Care Providers & Services — 5.3%
Ardent Medical Services, Inc., Term Loan, 6.75%, 5/23/18		1,160	1,165,800
CHG Buyer Corp., First Lien Term Loan, 5.00%, 11/22/19		2,000	1,995,000
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		2,517	2,530,650
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		3,881	3,900,778
Term Loan B2, 4.00%, 11/01/19		2,745	2,750,380
Emergency Medical Services Corp., Term Loan, 5.25%, 5/25/18		2,765	2,789,611
Genesis Healthcare Corp., Term Loan B, 10.75%, 9/25/17		740	712,250
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		1,876	1,818,135
Term Loan A, 8.50%, 3/02/15		1,134	1,111,333
		Par (000)	Value
Floating Rate Loan Interests (b)

Health Care Providers & Services (concluded)
HCA, Inc.:
Extended Term Loan B3, 3.46%, 5/01/18	USD	1,139	$1,139,210
Tranche B-2 Term Loan, 3.61%, 3/31/17		827	827,256
inVentiv Health, Inc.:
Combined Term Loan, 6.50%, 8/04/16		956	901,201
Incremental Term Loan B-3, 6.75%, 5/15/18		2,046	1,994,936
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		2,306	2,190,521
Sheridan Holdings, Inc., First Lien Term Loan, 6.00%, 6/29/18		1,317	1,325,338
US Renal Care, Inc., First Lien Term Loan, 6.25%, 7/02/19		2,249	2,271,856
Vanguard Health Holding Co. II LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		267	269,048

			29,693,303

Health Care Technology — 0.8%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		3,243	3,266,419
MedAssets, Inc., Term Loan, 5.00%, 11/16/16		1,334	1,335,205

			4,601,624

Hotels, Restaurants & Leisure — 7.6%
Alpha D2, Ltd., Extended Term Loan B2, 6.00%, 4/29/19		2,816	2,848,009
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		1,670	1,685,602
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		844	756,106
Incremental Term Loan B4, 9.50%, 10/31/16		1,700	1,732,972
Term Loan B1, 3.21%, 1/28/15		2,725	2,639,844
Term Loan B2, 3.21%, 1/28/15		2,570	2,489,688
Term Loan B3, 3.22%, 4/25/17		1,085	1,106,700
Dunkin' Brands, Inc., Term Loan B2, 4.00%, 11/23/17		4,417	4,437,494
Golden Living, Term Loan, 5.00%, 5/04/18		640	613,135
Harrah's Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		4,260	3,576,611
Kronos, Inc., Second Lien Term Loan, 4/24/20		1,505	1,505,000
OSI Restaurant Partners LLC, Term Loan B, 4.75%, 10/24/19		2,590	2,612,662

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Hotels, Restaurants & Leisure (concluded)
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14	USD	238	$237,046
SeaWorld Parks & Entertainment, Inc., Term Loan B, 4.00%, 8/17/17		1,871	1,883,438
Six Flags Theme Parks, Inc., Term Loan B, 4.25%, 12/20/18		2,660	2,669,496
Station Casinos, Inc.:
2011 Term Loan B2, 4.21%, 6/17/16		465	445,433
Term Loan B, 5.50%, 9/07/19		3,665	3,674,162
Term Loan B1, 3.21%, 6/17/16		1,532	1,485,551
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		1,420	1,426,089
Wendy’s International, Inc., Term Loan B, 4.75%, 5/15/19		4,710	4,750,223

			42,575,261

Household Products — 1.3%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		2,216	2,239,563
Spectrum Brands, Inc.:
Term Loan, 5.00%, 11/06/19		4,140	4,165,875
Term Loan, 5.00%, 11/06/19	CAD	920	926,159

			7,331,597

Independent Power Producers & Energy Traders — 0.8%
The AES Corp., Term Loan, 4.25%, 6/01/18	USD	3,083	3,109,061
Calpine Corp., Term Loan, 4.50%, 4/02/18		933	938,462
GenOn Energy, Inc., Term Loan B, 6.50%, 12/01/17		543	545,296

			4,592,819

Industrial Conglomerates — 1.5%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		862	861,253
Term Loan, 3.46% - 3.61%, 12/03/14 (a)		7,694	7,665,582

			8,526,835

Insurance — 1.3%
Asurion LLC, First Lien Term Loan, 5.50%, 5/24/18		1,318	1,328,477
CNO Financial Group, Inc.:
Term Loan B-1, 4.25%, 9/28/16		1,800	1,804,500
Term Loan B-2, 5.00%, 9/20/18		2,445	2,457,225
		Par (000)	Value
Floating Rate Loan Interests (b)

Insurance (concluded)
Cunningham Lindsey Group, Inc., Term Loan B, 5.00%, 10/29/19	USD	1,600	$1,604,000

			7,194,202

Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan B, 11.00%, 10/27/17		1,134	1,127,874

IT Services — 5.5%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		4,127	4,114,425
First Data Corp.:
2018 Add-on Term Loan, 5.21%, 9/24/18		2,320	2,269,540
Extended 2018 Term Loan B, 4.21%, 3/23/18		12,624	12,012,197
Genpact International, Inc., Term Loan B, 4.25%, 8/30/19		3,530	3,556,475
InfoGroup, Inc., Term Loan, 5.75%, 5/25/18		1,225	1,080,916
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		1,369	1,361,019
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		922	927,813
TransUnion LLC, Term Loan B, 5.50%, 2/12/18		5,534	5,607,369

			30,929,754

Leisure Equipment & Products — 0.9%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		2,248	2,245,506
EB Sports Corp., Term Loan, 11.50%, 12/31/15		562	559,122
FGI Operating Company LLC, Term Loan, 5.50% - 6.50%, 4/19/19		2,220	2,237,121

			5,041,749

Machinery — 1.6%
Intelligrated, Inc., First Lien Term Loan, 6.75%, 7/30/18		2,000	2,017,500
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		1,414	1,425,514
Terex Corp.:
Term Loan B, 4.50%, 4/28/17		2,625	2,647,144
Term Loan B, 5.00%, 4/28/17	EUR	267	346,768
Wabash National Corp., Term Loan B, 6.00%, 5/02/19	USD	2,398	2,421,929

			8,858,855

Media — 14.5%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		1,118	1,028,937
AMC Entertainment, Inc., Term Loan B3, 4.75%, 2/22/18		1,414	1,427,550

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Media (continued)
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18	USD	2,028	$2,031,555
BBHI Acquisition LLC, Term Loan B, 4.50%, 12/14/17		4,693	4,703,556
Capsugel Holdings US, Inc., Term Loan B, 4.75%, 8/01/18		2,438	2,456,539
Catalina Marketing Corp., Extended Term Loan B, 5.71%, 9/29/17		2,355	2,354,694
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		787	599,155
Tranche 1 Incremental, 7.50%, 7/03/14		1,721	1,391,953
Charter Communications Operating LLC:
Extended Term Loan C, 3.46%, 9/06/16		3,309	3,322,318
Term Loan D, 4.00%, 5/15/19		1,289	1,298,298
Clarke American Corp., Term Facility B, 2.71%, 6/30/14		331	317,349
Clear Channel Communications, Inc.:
Term Loan A, 3.61%, 7/30/14		2,615	2,553,762
Term Loan B, 3.86%, 1/29/16		2,069	1,678,832
Term Loan C, 3.86%, 1/29/16		784	620,895
Cumulus Media, Inc., First Lien Term Loan, 5.75%, 9/17/18		2,633	2,642,832
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18		1,970	1,988,778
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		3,050	3,084,313
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		2,235	2,242,755
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19		2,785	2,791,461
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 7.25%, 6/01/18		1,895	1,857,566
Hubbard Broadcasting, Term Loan B, 5.25%, 4/28/17		1,702	1,703,964
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		10,995	11,020,994
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		5,841	5,871,607
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		3,320	3,339,090
Lavena Holding 4 GmbH:
Term Loan B, 2.95%, 3/06/15	EUR	912	1,109,282
Term Loan C, 3.23%, 3/04/16		304	371,736
LIN Television Corp., Term Loan B, 5.00%, 12/21/18	USD	1,414	1,422,275
		Par (000)	Value
Floating Rate Loan Interests (b)

Media (concluded)
Nielsen Finance LLC, Class B Term Loan, 3.96%, 5/02/16	USD	2,765	$2,777,344
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16		1,491	1,493,636
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		3,345	3,264,956
UPC Broadband Holding BV, Term Loan U, 4.11%, 12/29/17	EUR	914	1,186,740
UPC Financing Partnership, Term Loan T, 3.71%, 12/30/16	USD	348	346,525
WC Luxco Sarl, Term Loan B-3, 4.25%, 3/15/18		765	768,786
Weather Channel, Term Loan B, 4.25%, 2/13/17		3,670	3,700,847
WideOpenWest Finance LLC, First Lien Term Loan, 6.25%, 7/17/18		2,259	2,283,490

			81,054,370

Metals & Mining — 3.4%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		2,254	2,254,350
Metals USA, Inc., Term Loan, 6.25%, 11/15/19		1,980	1,960,200
Novelis, Inc., Term Loan, 4.00%, 3/10/17		5,038	5,052,249
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		1,876	1,871,563
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		4,972	4,984,892
Windsor Financing LLC, Term Loan B, 5.00%, 10/31/19		2,820	2,791,800

			18,915,054

Multiline Retail — 2.1%
99¢ Only Stores, Term Loan, 5.25%, 1/11/19		2,268	2,289,436
BJ's Wholesale Club, Inc.:
First Lien Term Loan, 5.75%, 9/26/19		1,805	1,825,054
Second Lien Term Loan, 9.75%, 3/26/20		1,230	1,261,980
Dollar General Corp., Tranche B-2 Term Loan, 2.96%, 7/07/14		1,247	1,251,553
HEMA Holding BV:
Second Lien Term Loan, 5.11%, 1/05/17	EUR	1,400	1,638,694
Term Loan B, 2.11%, 7/06/15		596	725,506
Term Loan C, 2.86%, 7/05/16		596	729,381
The Neiman Marcus Group, Inc., Extended Term Loan, 4.75%, 5/16/18	USD	1,870	1,869,607

			11,591,211

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Oil, Gas & Consumable Fuels — 3.7%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	USD	4,285	$4,210,013
Gibson Energy ULC, Term Loan B, 4.75%, 6/15/18		3,331	3,366,671
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,180	2,179,835
Plains Exploration & Production, 7-Year Term Loan B, 4.00%, 9/13/19		3,900	3,914,625
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		1,285	1,293,031
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		5,725	5,639,125

			20,603,300

Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		900	899,442
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (g)		4,018	2,009,174

			2,908,616

Pharmaceuticals — 5.3%
Alkermes, Inc., Term Loan, 4.50%, 9/18/19		565	568,294
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		4,887	4,885,051
Par Pharmaceutical Cos., Inc., Term Loan B, 5.00%, 9/30/19		5,710	5,690,986
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		6,077	6,164,196
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		2,696	2,701,941
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		402	404,660
Valeant Pharmaceuticals International, Inc.:
Series C Tranche B, 4.25%, 9/27/19		2,700	2,708,100
Series D Tranche B, 4.25%, 2/13/19		4,465	4,481,185
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		423	424,659
Term Loan B-2, 4.25%, 3/15/18		556	559,117
Term Loan B1, 4.25%, 3/15/18		1,113	1,118,234

			29,706,423

		Par (000)	Value
Floating Rate Loan Interests (b)

Professional Services — 1.8%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19	USD	2,820	$2,841,742
Emdeon, Inc., Term Loan B1, 5.00%, 11/02/18		3,553	3,594,760
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		1,121	1,126,859
Truven Health Analytics, Inc., Term Loan B, 5.75%, 6/01/19		2,638	2,637,728

			10,201,089

Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		3,364	3,365,237

Real Estate Management & Development — 1.5%
Realogy Corp.:
Extended Letter of Credit, 4.46%, 10/10/16		277	276,800
Extended Synthetic Letter of Credit, 3.24%, 10/10/13		103	99,760
Extended Term Loan, 4.46%, 10/10/16		7,541	7,527,174
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		380	375,250

			8,278,984

Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 2.50%, 9/29/17		1,235	1,231,912
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		1,025	1,022,288

			2,254,200

Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.46%, 12/01/16		2,732	2,647,914
NXP BV, Term Loan A-2, 5.50%, 3/03/17		1,651	1,678,141

			4,326,055

Software — 3.8%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		498	500,955
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20		860	851,400
Term Loan B, 5.25%, 10/22/19		1,920	1,911,993
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		7,781	7,852,469
Sophia LP, Term Loan B, 6.25%, 7/19/18		2,791	2,823,175
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19		3,757	3,797,268

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)

Software (concluded)
SS&C Technologies, Inc. (concluded):
Term Loan B-2, 5.00%, 6/07/19	USD	389	$392,821
WaveDivision Holdings LLC, Term Loan B, 5.50%, 8/09/19		3,070	3,108,375

			21,238,456

Specialty Retail — 6.8%
Academy Ltd., Term Loan, 4.75%, 8/03/18		3,474	3,482,434
Bass Pro Group LLC, Term Loan, 4.00%, 11/30/19		2,700	2,699,514
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50%, 2/23/17		670	674,624
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		3,990	3,970,050
Equinox Fitness Clubs, First Lien Term Loan, 5.75%, 11/16/19		1,965	1,960,088
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		256	246,554
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/14/17		2,000	2,011,647
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		1,277	1,277,220
Leslie's Poolmart, Inc., Term Loan B, 5.25%, 10/28/19		3,004	3,011,310
Michaels Stores, Inc.:
Extended Term Loan B3, 4.88% - 4.94%, 7/29/16		1,350	1,362,661
Term Loan B2, 4.88% - 4.94%, 7/29/16		2,736	2,760,244
Party City Holdings Inc., Term Loan B, 5.75%, 7/26/19		4,005	4,040,044
PETCO Animal Supplies, Inc., Term Loan, 4.50%, 11/24/17		4,280	4,298,501
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,370	1,342,600
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		832	811,118
Term Loan, 6.00%, 9/01/16		1,130	1,112,872
Term Loan B3, 5.25%, 5/25/18		418	407,716
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		2,771	2,795,904

			38,265,101

Textiles, Apparel & Luxury Goods — 1.1%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		4,015	3,934,529
Wolverine Worldwide, Inc., Term Loan B, 4.00%, 7/31/19		2,340	2,353,174

			6,287,703

		Par (000)	Value
Floating Rate Loan Interests (b)

Thrifts & Mortgage Finance — 0.3%
Insight Global, Inc., First Lien Term Loan, 6.00%, 10/31/19	USD	1,960	$1,950,200

Wireless Telecommunication Services — 2.1%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		2,135	2,144,352
MetroPCS Wireless, Inc.:
Term Loan B-3, 4.00%, 3/16/18		287	287,294
Tranche B-2 Term Loan, 4.07%, 11/03/16		1,938	1,946,096
Vodafone Americas Finance 2, Inc. (g):
Term Loan, 6.88%, 8/11/15		5,870	5,987,801
Term Loan B, 6.25%, 7/11/16		1,238	1,271,531

			11,637,074

Total Floating Rate Loan Interests – 127.0%			710,522,137

		Beneficial Interest (000)
Other Interests (i)

Auto Components — 0.0%
Intermet Liquidating Trust, Class A (d)		256	—

Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		9,750	98

Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (d)		1	1,930,130

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (d)		360	4

Household Durables — 0.3%
Stanley Martin, Class B Membership Units		1	1,728,750

Total Other Interests – 0.6%			3,658,982

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Securities

Preferred Stocks – 0.0%

Diversified Financial Services — 0.0%
Ally Financial, Inc., 7.00% (a)	86	$83,732

Trust Preferreds 0.2%

Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	46,500	1,206,602

Total Preferred Securities – 0.2%		1,290,334

Warrants (j)

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	358	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $817,608,773*) – 145.6%		814,975,932

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (k)(l)	1,620,804	1,620,804

Total Short-Term Securities (Cost – $1,620,804) – 0.3%		1,620,804

	Contracts	Value

Options Purchased

Over-the-Counter Call Options — 0.0%

Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Group, Inc.	44	$—

Total Options Purchased (Cost – $43,022) – 0.0%		—

Total Investments (Cost - $819,272,599*) – 145.9%		816,592,013
Liabilities in Excess of Other Assets – (45.9)%		(256,931,450)

Net Assets – 100.0%		$559,660,563

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$818,425,194

Gross unrealized appreciation	$17,154,528
Gross unrealized depreciation	(18,987,709)

Net unrealized depreciation	$(1,833,181)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank AG	$877,800	—
JPMorgan Chase & Co.	$1,653,750	—
Wells Fargo & Co.	$676,774	$10,899

(d)	Non-income producing security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Convertible security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,779,337	(158,533)	1,620,804	$964

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
TBA	To Be Announced
USD	US Dollar

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	911,000	USD	914,921	Citigroup, Inc.	1/16/13	$1,347
CAD	145,000	USD	144,806	UBS AG	1/16/13	1,032
USD	846,008	CAD	840,000	Goldman Sachs Group, Inc.	1/16/13	1,150
USD	2,577,304	CAD	2,520,500	UBS AG	1/16/13	42,228
USD	4,689,111	GBP	2,925,500	Goldman Sachs Group, Inc.	1/16/13	2,388
EUR	1,980,000	USD	2,567,618	Royal Bank of Scotland Plc	1/23/13	8,804
EUR	1,570,000	USD	2,015,183	Royal Bank of Scotland Plc	1/23/13	27,738
USD	334,642	EUR	258,000	UBS AG	1/23/13	(1,074)
USD	12,597,328	EUR	9,606,000	UBS AG	1/23/13	97,773

Total						$181,386

•	Credit default swaps - sold protection outstanding as of November 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	$538	$16,917

1 Using Standard & Poor’s rating.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 12

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$2,531,550	$15,124,126	$17,655,676
Common Stocks	$542,538	2,040,111	2,941,180	5,523,829
Corporate Bonds	—	73,552,115	2,768,136	76,320,251
Floating Rate Loan Interests	—	632,127,284	78,394,853	710,522,137
Other Interests	—	—	3,658,982	3,658,982
Preferred Securities	1,206,602	83,732	—	1,290,334
Short-Term Securities	1,620,804	—	—	1,620,804
Unfunded loan commitments	—	1,700	—	1,700
Total	$3,369,944	$710,336,492	$102,887,277	$816,593,713

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$16,917	—	$16,917
Foreign currency exchange contracts	—	182,460	—	182,460
Liabilities:
Foreign currency exchange contracts	—	(1,074)	—	(1,074)
Total	—	$198,303	—	$198,303

1 Derivative financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012 such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$28,890	—	—	$28,890
Foreign currency at value	26,546	—	—	26,546
Liabilities:
Loans payable	—	$(211,000,000)	—	(211,000,000)
Total	$55,436	(211,000,000)	—	$(210,944,564)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$7,043,642	$6,034	$2,355,204	$23,180,519	$835,765	$33,421,164
Transfers into Level 3[1]	—	788,716	—	13,313,939	—	14,102,655
Transfers out of Level 3[1]	—	—	—	(6,936,046)	—	(6,936,046)
Accrued discounts/premiums	22,411	—	27,137	60,851	—	110,399
Net realized gain (loss)	270,089	—	291,984	59,818	—	621,891
Net change in unrealized appreciation/depreciation[2]	631,007	(1,943,247)	(1,429,970)	(1,329,021)	(3,226,166)	(7,297,397)
Purchases	11,123,087	4,089,677	3,276,731	53,212,156	6,049,383	77,751,034
Sales	(3,966,110)	—	(1,752,950)	(3,167,363)	—	(8,886,423)
Closing Balance, as of November 30, 2012	$15,124,126	$2,941,180	$2,768,136	$78,394,853	$3,658,982	$102,887,277

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $14,102,665 transferred from Level 2 to Level 3 in the disclosure hierarchy. As of August 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2012, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,936,046 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2012 was $(7,116,498).
BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 14

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of November 30, 2012. The table does not include Level 3 investments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments. The value of Level 3 investments derived using prices from prior transactions and/or third party pricing information is $87,943,013.

	Value	Valuation Techniques	Unobservable InputsP[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable InputsP[2]
Assets:
Common Stocks	$ 1,647,776	Market Comparable Companies	EBITDA Multiple	5.0 – 6.70x	6.68x
			Forward EBITDA Multiple	5.4x	5.4x
			Illiquidity Discount	20%	20%
			Proforma Revenue Increase	42.77%	42.77%
Corporate Bonds	1,886,496	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
			Illiquidity Discount	20%	20%
			Proforma Revenue Increase	42.77%	42.77%
Floating Rate Loan Interests.	9,681,242	Market Comparable Companies	Illiquidity Discount	50%	50%
			Yield	9.64%	9.64%
		Cost	N/A3	—	—
Other Interests	1,728,750	Market Comparable Companies	Tangible Book Value Multiple	1.70x	1.70x
TotalP	$14,944,264

P1P A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Forward EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Proforma Revenue Increase	Increase	Decrease
Yield	Decrease	Increase
Tangible Book Value Multiple	Increase	Decrease

P

2 UUnobservable inputs are weighted based on the value of the investments included in the range.

3 The Fund fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, these investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2012 15

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 23, 2013